Shareholder Fees - Popular High Grade Fixed-Income Fund	Oct. 28, 2026
Class A Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Class I Institutional Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1],[2]

[1]	The Fund will impose a 2.00% redemption fee on redemptions made within five business days after acquiring shares.
[2]	There are no Class I Institutional Shares outstanding as of the date of this prospectus.